MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO            ANNUAL REPORT

                                                               February 16, 1999

Dear Contract Owner,

We are pleased to present you with the annual report for the Mitchell Hutchins Series Trust -- Global Growth Portfolio for the fiscal year ended December 31, 1998.

MARKET REVIEW
----------------------------------------------------------------------------
[BARS ICON]

      The U.S. market experienced both positives and negatives during the first half of 1998: stable interest rates and low inflation on one hand, and the continuing Asian crisis and worries about corporate earnings on the other. The market became extremely volatile in August when investors pulled money out of stocks in response to increased global uncertainty. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial-services stocks as investors backed away from potential credit quality and liquidity problems. Weakness in global markets also hurt U.S. companies sensitive to export growth.

   The stock market rallied, however, after the Federal Reserve cut interest rates in September, October and November, and other central banks followed suit in anticipation of the new euro currency. Many sectors that had lagged from August through October -- especially technology and financial services -- rebounded by year-end. The S&P 500 Index gained 28.6% for the full year -- its fourth straight year of gains over 20%. In addition, the rally broadened beyond the largest 20 or so stocks in the Index to include some mid- and small-capitalization stocks.

   The global investment markets endured considerable volatility in 1998. During the first six months, the international equity markets advanced due to strong economic growth and low interest rates throughout the world. But in late summer, Russia's currency devaluation and short-term debt problems in Brazil led to widespread selling as investors fled riskier markets for the safety of U.S. Treasurys.

   International developed and emerging markets finished 1998 with a strong fourth quarter, however, and recovered from their third-quarter losses. International stock markets, as measured by the Morgan Stanley Capital International World Index (the "Index"), advanced 21.22% in the fourth quarter -- contributing the bulk of the full year's 24.80% return.

OUTLOOK

  [ARROW ICON]
           In the United States, we look for real economic growth of about 2%, low inflation of about 1.8% and modest corporate earnings growth of
        4-5% in 1999. In the slow growth, low inflation environment we have forecast for 1999, we do not expect another 20% market gain; we believe stock market returns in the high single digits are likely. We believe
1999 performance will be driven by a broader group of stocks, and we look for gains in more small- to mid-size companies. Given our lowered return expectations, we think stock selection in 1999 will be more important than it was last year.

ANNUAL REPORT

   We are forecasting 2% real economic growth in the international developed markets in 1999, with earnings growth of 10%. Three positive contributing factors make a strong case for this view: (1) a continued low interest rate environment; (2) positive investor sentiment; and (3) the warm reception of the euro in the international markets. Concerns on the horizon include the risk that earnings do not come through in Europe and that the Japanese economy will remain depressed and become a drag on other economies.

PORTFOLIO REVIEW
----------------------------------------------------------------------------

   On October 29, 1998, contract owners of the Mitchell Hutchins Series Trust Global Growth Portfolio approved a change to the Portfolio's management. As a result, effective November 2, 1998, GE Investment Management no longer serves as the Portfolio's subadviser. Mitchell Hutchins Asset Management is now responsible for the asset allocation decision (U.S. versus international allocation) as well as management of the U.S. portion of the Portfolio. Invista Capital Management, LLC now serves as sub-adviser to the Portfolio's international portion.

NEW INVESTMENT PROCESS

  - Asset allocation decision -- Kirk Barneby, Chief Investment Officer of Quantitative Investments, evaluates the Portfolio's U.S./international allocation each month using a proprietary model.

  - U.S. investment selection -- Mark Tincher, Chief Investment Officer of Equity Investments, uses the Mitchell Hutchins Factor Valuation Model and equity research team to identify undervalued companies with relatively strong earnings momentum.

  - International investment selection -- Scott Opsal, Chief Investment Officer of Invista, takes a bottom-up, value-oriented approach to investing in international stocks that sell at below-average multiples relative to similar companies around the world.

PORTFOLIO HIGHLIGHTS

      The Portfolio entered 1998 with low exposure in the Far Eastern markets, and therefore was little affected by the region's poor performance later in the year. The Portfolio's position in Latin American equities significantly hurt performance, as that market lost 40% during the fiscal year. An overweighting in continental Europe helped performance for much of the year. After the transition to Invista as the Portfolio's sub-adviser, the international portion of the Portfolio was positioned defensively to limit its downside risk.

   The Portfolio remains overweighted in Europe (45.6%),(1) which despite the world's troubles still has the most robust economic outlook of the developed markets.

(1) All weightings represent percentages of portfolio assets as of December 31, 1998. The Portfolio is actively managed and all weightings are subject to change.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO            ANNUAL REPORT

TOP FIVE COUNTRIES(1)

----------------------------
United States          41.4%
United Kingdom         13.1
Netherlands             6.7
Sweden                  5.7
Italy                   4.1
----------------------------

TOP FIVE SECTORS(1)

---------------------------------
Consumer Cyclical           23.7%
Financial Services          19.3
Utilities                   14.0
Consumer Noncyclical        13.9
Healthcare                   9.5
---------------------------------

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

    /S/ MARGO ALEXANDER
MARGO ALEXANDER
President
Mitchell Hutchins Asset Management Inc.

(1) All weightings represent percentages of portfolio assets as of December 31, 1998. The Portfolio is actively managed and all weightings are subject to change.

ANNUAL REPORT

PERFORMANCE AT A GLANCE
----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL GROWTH PORTFOLIO AND THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 12/31/88   Global Growth Portfolio    MSCI World Index
3/31/89                      $10,000              $10,000
6/30/89                       $9,790              $10,182
9/30/89                       $9,161               $9,998
12/31/89                     $11,201              $11,113
3/31/90                      $11,578              $11,476
6/30/90                      $11,558               $9,785
9/30/90                      $12,773              $10,526
12/31/90                     $12,105               $8,558
3/31/91                      $12,453               $9,335
6/30/91                      $12,644              $10,147
9/30/91                      $12,421               $9,806
12/31/91                     $12,824              $10,445
3/31/92                      $13,074              $10,827
6/30/92                      $12,510               $9,893
9/30/92                      $12,770              $10,019
12/31/92                     $11,946              $10,131
3/31/93                      $12,091              $10,054
6/30/93                      $12,679              $10,864
9/30/93                      $13,392              $11,473
12/31/93                     $14,395              $11,961
3/31/94                      $16,931              $12,103
6/30/94                      $15,336              $12,127
9/30/94                      $14,042              $12,440
12/31/94                     $15,999              $12,654
3/31/95                      $14,916              $12,508
6/30/95                      $13,693              $13,034
9/30/95                      $14,101              $13,531
12/31/95                     $14,436              $14,229
3/31/96                      $14,388              $14,846
6/30/96                      $15,132              $15,390
9/30/96                      $15,695              $15,776
12/31/96                     $15,935              $15,921
3/31/97                      $16,567              $16,588
6/30/97                      $16,542              $16,574
9/30/97                      $18,580              $19,000
12/31/97                     $19,002              $19,480
3/31/98                      $17,753              $18,937
6/30/98                      $20,643              $21,581
9/30/98                      $20,801              $21,954
12/31/98                     $16,854              $19,257
                             $20,149              $23,252

   The graph depicts the performance of the Global Growth Portfolio versus the Morgan Stanley Capital International World Index, for the 10-year period ended December 31, 1998. It is important to note that the Global Growth Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/98

------------------------
One Year          13.50%
Five Years         3.54
Ten Years          7.26
Life*              7.06
------------------------

* Life = return since commencement of operations on 5/4/87.

   Past performance does not guarantee future performance. Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

   The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Sources: Lipper Inc. and PaineWebber Inc.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1998

NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------
COMMON STOCKS--121.84%
ARGENTINA--1.64%
ENERGY SOURCES--1.64%
     9,300  YPF Sociedad Anonima, ADR.............................  $    259,819
                                                                    ------------
AUSTRALIA--2.79%
BANKS--2.79%
    32,400  Australia & New Zealand Banking Group Ltd.............       212,042
    15,200  National Australia Bank, Ltd..........................       229,132
                                                                    ------------
Total Australia Common Stocks.....................................       441,174
                                                                    ------------
AUSTRIA--1.30%
ENERGY SOURCES--0.69%
     1,150  OMV AG................................................       108,384
                                                                    ------------
MATERIALS & COMMODITIES--0.61%
     3,700  RHI AG................................................        96,409
                                                                    ------------
Total Austria Common Stocks.......................................       204,793
                                                                    ------------
CANADA--2.98%
BANKS--1.21%
     3,800  Royal Bank of Canada..................................       190,311
                                                                    ------------
MULTI INDUSTRY--1.77%
    13,100  Imasco Ltd............................................       280,255
                                                                    ------------
Total Canada Common Stocks........................................       470,566
                                                                    ------------
DENMARK--1.06%
FOOD & HOUSEHOLD PRODUCTS--1.06%
     3,100  Danisco A/S...........................................       168,047
                                                                    ------------
FINLAND--3.83%
BANKS--1.59%
    39,824  Merita OYJ PLC A shares...............................       251,487
                                                                    ------------
CHEMICALS--0.52%
    11,500  Kemira OY.............................................        82,320
                                                                    ------------
ELECTRICAL & ELECTRONICS--0.96%
     1,241  Nokia OYJ A Shares....................................       150,896
                                                                    ------------
FOREST PRODUCTS, PAPER--0.76%
     4,300  UPM--Kymmene OY.......................................       119,749
                                                                    ------------
Total Finland Common Stocks.......................................       604,452
                                                                    ------------
NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------

FRANCE--3.39%
BEVERAGES & TOBACCO--1.27%
     3,200  Seita.................................................  $    200,322
                                                                    ------------
BUILDING MATERIALS & COMPONENTS--1.28%
     2,125  Lafarge...............................................       201,820
                                                                    ------------
ENERGY SOURCES--0.84%
     1,150  Elf Aquitaine.........................................       132,874
                                                                    ------------
Total France Common Stocks........................................       535,016
                                                                    ------------
GERMANY--2.10%
HEALTH & PERSONAL CARE--1.29%
     4,900  Hoechst AG............................................       203,162
                                                                    ------------
MOTOR VEHICLES--0.81%
     1,300  Daimlerchrysler AG....................................       128,315
                                                                    ------------
Total Germany Common Stocks.......................................       331,477
                                                                    ------------
GREECE--1.31%
WIRELESS TELECOMMUNICATIONS--1.31%
    15,800  Hellenic Telecommunications ADR (1)...................       207,375
                                                                    ------------
HONG KONG--1.00%
RECREATION, OTHER CONSUMER GOODS--1.00%
 1,300,000  Moulin International Holdings.........................       157,726
                                                                    ------------
IRELAND--1.89%
BANKS--1.89%
    13,662  Bank of Ireland.......................................       298,934
                                                                    ------------
ISRAEL--2.38%
ELECTRICAL & ELECTRONICS--1.32%
     5,845  ECI Telecommunications Ltd............................       208,228
                                                                    ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.06%
     3,550  Orbotech Ltd.*........................................       168,181
                                                                    ------------
Total Israel Common Stocks........................................       376,409
                                                                    ------------
ITALY--4.96%
BANKS--1.53%
    13,700  San Paolo IMI SPA.....................................       241,943
                                                                    ------------
ENERGY SOURCES--0.88%
    21,300  ENI SPA...............................................       139,127
                                                                    ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------
COMMON STOCKS--(CONTINUED)
ITALY--(CONCLUDED)
WIRELESS TELECOMMUNICATIONS--2.55%
    64,000  Telecom Italia SPA....................................  $    402,552
                                                                    ------------
Total Italy Common Stocks.........................................       783,622
                                                                    ------------
JAPAN--1.02%
FINANCIAL SERVICES--1.02%
     2,200  Takefuji Corp.........................................       160,549
                                                                    ------------
MEXICO--1.83%
BEVERAGES & TOBACCO--0.94%
     6,833  Panamerican Beverages, Inc. Class A ADR...............       149,045
                                                                    ------------
MULTI INDUSTRY--0.89%
     6,191  Desc S.A. de C.V. Series C ADR........................       118,790
    25,132  Desc S.A. de C.V. Series B............................        21,512
                                                                    ------------
                                                                         140,302
                                                                    ------------
Total Mexico Common Stocks........................................       289,347
                                                                    ------------
NETHERLANDS--8.17%
APPLIANCE & HOUSEHOLD DURABLES--2.20%
     5,179  Philips Electronics N.V...............................       347,343
                                                                    ------------
BUSINESS & PUBLIC SERVICES--1.16%
     9,300  Vedior N.V. CVA.......................................       183,159
                                                                    ------------
FOOD & HOUSEHOLD PRODUCTS--2.55%
     2,100  Benckiser N.V. .......................................       137,489
     3,100  Unilever N.V..........................................       264,837
                                                                    ------------
                                                                         402,326
                                                                    ------------
FOREST PRODUCTS, PAPER--0.91%
     8,100  Buhrmann N.V..........................................       144,866
                                                                    ------------
MACHINERY & ENGINEERING SERVICES--0.40%
     4,600  New Holland N.V.......................................        63,250
                                                                    ------------
WIRELESS TELECOMMUNICATIONS--0.95%
     3,000  Kon KPN N.V. .........................................       150,104
                                                                    ------------
Total Netherlands Common Stocks...................................     1,291,048
                                                                    ------------
NEW ZEALAND--1.51%
WIRELESS TELECOMMUNICATIONS--1.51%
    54,900  Telecom Corp. of New Zealand Ltd......................       238,331
                                                                    ------------
NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------

NORWAY--1.20%
MULTI INDUSTRY--1.20%
    12,700  Orkla ASA.............................................  $    189,702
                                                                    ------------
SOUTH AFRICA--0.74%
ENERGY SOURCES--0.74%
    30,900  Sasol Ltd.............................................       116,722
                                                                    ------------
SWEDEN--6.97%
BANKS--1.39%
     5,200  Svenska Handelsbanken A Shares........................       218,885
                                                                    ------------
BEVERAGES & TOBACCO--1.17%
    51,000  Swedish Match AB......................................       185,174
                                                                    ------------
HEALTH & PERSONAL CARE--2.47%
     9,100  Astra AB Series A.....................................       185,365
     3,631  Pharmacia & Upjohn Inc................................       205,605
                                                                    ------------
                                                                         390,970
                                                                    ------------
INDUSTRIAL PARTS--1.11%
     4,882  Autoliv, Inc..........................................       174,855
MULTI INDUSTRY--0.83%
    16,100  Trelleborg AB.........................................       130,785
                                                                    ------------
Total Sweden Common Stocks........................................     1,100,669
                                                                    ------------
SWITZERLAND--3.43%
FOOD & HOUSEHOLD PRODUCTS--1.55%
       113  Nestle S.A............................................       245,956
                                                                    ------------
HEALTH & PERSONAL CARE--1.88%
       151  Novartis AG...........................................       296,790
                                                                    ------------
Total Switzerland Common Stocks...................................       542,746
                                                                    ------------
UNITED KINGDOM--15.91%
BANKS--2.07%
     6,300  Barclays PLC..........................................       136,592
     9,800  National Westminster Bank.............................       189,683
                                                                    ------------
                                                                         326,275
                                                                    ------------
BEVERAGES & TOBACCO--2.83%
    22,900  Diageo PLC............................................       253,958
    18,500  Imperial Tobacco PLC..................................       193,637
                                                                    ------------
                                                                         447,595
                                                                    ------------
BROADCASTING & PUBLISHING--0.82%
    52,000  Mirror Group PLC......................................       129,806
                                                                    ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------
COMMON STOCKS--(CONTINUED)
UNITED KINGDOM--(CONCLUDED)
BUSINESS & PUBLIC SERVICES--1.73%
    45,200  WPP Group PLC.........................................  $    274,099
                                                                    ------------
FINANCIAL SERVICES--1.07%
    21,800  Amvescap PLC..........................................       168,417
                                                                    ------------
FOOD & HOUSEHOLD PRODUCTS--1.21%
    14,400  Reckitt & Colman PLC..................................       190,557
                                                                    ------------
LEISURE & TOURISM--1.65%
    28,300  Carlton Communications PLC............................       260,478
                                                                    ------------
MACHINERY & ENGINEERING--0.84%
     9,200  Smiths Industries PLC.................................       131,909
                                                                    ------------
MATERIALS & COMMODITIES--0.96%
    39,000  Bunzl PLC.............................................       152,268
                                                                    ------------
MOTOR VEHICLES--0.76%
    36,000  LucasVarity PLC.......................................       120,219
                                                                    ------------
MULTI INDUSTRY--1.97%
    16,400  Charter PLC...........................................        89,915
   102,000  Cookson Group PLC.....................................       221,997
                                                                    ------------
                                                                         311,912
                                                                    ------------
Total United Kingdom Common Stocks................................     2,513,535
                                                                    ------------
UNITED STATES--50.43%
AIRLINES--0.74%
       600  Alaska Air Group, Inc.................................        26,550
       900  AMR Corp.*............................................        53,438
       700  US Airways Group, Inc.*...............................        36,400
                                                                    ------------
                                                                         116,388
                                                                    ------------
APPAREL, RETAIL--0.84%
     4,600  TJX Companies, Inc....................................       133,400
                                                                    ------------
APPAREL, TEXTILES--0.24%
     1,200  Westpoint Stevens Inc.*...............................        37,875
                                                                    ------------
BANKS--3.12%
     1,900  Bank of New York Co. Inc..............................        76,475
     2,400  Bank One Corp.........................................       122,550
     1,800  Chase Manhattan Corp..................................       122,512
     1,800  Mellon Bank Corp......................................       123,750
     1,200  Wells Fargo and Co.*..................................        47,925
                                                                    ------------
                                                                         493,212
                                                                    ------------
COMPUTER HARDWARE--3.47%
     1,400  Cisco Systems, Inc.*..................................       129,938
NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------

UNITED STATES--(CONTINUED)
COMPUTER HARDWARE--(CONCLUDED)
     2,300  Compaq Computer Corp..................................  $     96,456
     2,300  Dell Computer Corp.*..................................       168,331
       900  Hewlett-Packard Co....................................        61,481
       500  International Business Machines.......................        92,375
                                                                    ------------
                                                                         548,581
                                                                    ------------
COMPUTER SOFTWARE--3.00%
     2,600  Autodesk, Inc.........................................       110,987
       900  BMC Software Inc.*....................................        40,106
     2,300  Cadence Design Systems, Inc.*.........................        68,425
       900  Compuware Corp.*......................................        70,313
     1,300  Networks Associates Inc.*.............................        86,125
     1,600  Sterling Software Inc.*...............................        43,300
     1,600  Unisys Corp.*.........................................        55,100
                                                                    ------------
                                                                         474,356
                                                                    ------------
CONSUMER DURABLES--1.70%
     1,200  Fred Meyer Inc.*......................................        72,300
     1,300  Furniture Brands International Inc.*..................        35,425
     1,200  Herman Miller Inc.....................................        32,250
     1,200  HON Industries, Inc...................................        28,725
     1,600  Maytag Corp...........................................        99,600
                                                                    ------------
                                                                         268,300
                                                                    ------------
DEFENSE/AEROSPACE--1.08%
     1,900  Allied-Signal, Inc....................................        84,194
       700  Lockheed Martin Corp..................................        59,325
       600  Precision Castparts Corp..............................        26,550
                                                                    ------------
                                                                         170,069
                                                                    ------------
DIVERSIFIED RETAIL--2.04%
     2,600  Dayton Hudson Corp....................................       141,050
     2,600  Family Dollar Stores Inc..............................        57,200
     1,900  Federated Department Stores, Inc.*....................        82,769
     1,300  Saks Inc.*............................................        41,031
                                                                    ------------
                                                                         322,050
                                                                    ------------
DRUGS & MEDICINE--4.07%
     1,900  American Home Products Corp...........................       106,994
     1,300  Amerisource Health Corp.*.............................        84,500
       700  Biogen, Inc.*.........................................        58,100
       500  Bristol-Myers Squibb Co...............................        66,906
       600  Elan Corp. PLC, ADR*..................................        41,738
     1,500  Schering-Plough Corp..................................        82,875
     1,600  Warner Lambert Co.....................................       120,300

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------
COMMON STOCKS--(CONTINUED)
UNITED STATES--(CONTINUED)
DRUGS & MEDICINE--(CONCLUDED)
     1,300  Watson Pharmaceuticals, Inc.*.........................  $     81,737
                                                                    ------------
                                                                         643,150
                                                                    ------------
ELECTRIC UTILITIES--1.10%
     1,300  AES Corp..............................................        61,588
     1,000  Consolidated Edison Co. New York, Inc.................        52,875
       600  Energy East Corp.*....................................        33,900
       700  Utilicorp United Inc..................................        25,681
                                                                    ------------
                                                                         174,044
                                                                    ------------
ELECTRICAL EQUIPMENT--1.11%
     2,800  SCI Systems Inc.*.....................................       161,700
       200  Tellabs, Inc.*........................................        13,713
                                                                    ------------
                                                                         175,413
                                                                    ------------
ENERGY RESERVES & PRODUCTION--0.38%
     1,000  Amoco Corp............................................        60,375
                                                                    ------------
ENTERTAINMENT--0.56%
     1,200  Viacom, Inc., Class B*................................        88,800
                                                                    ------------
ENVIRONMENTAL SERVICES--0.53%
     1,000  Republic Services Inc.*...............................        18,438
     1,400  Waste Management Inc..................................        65,275
                                                                    ------------
                                                                          83,713
                                                                    ------------
FINANCIAL SERVICES--0.58%
     1,200  Associates First Capital Corp.........................        50,850
     1,300  CIT Group, Inc........................................        41,356
                                                                    ------------
                                                                          92,206
                                                                    ------------
FOOD RETAIL--1.88%
     1,900  Food Lion Inc.*.......................................        20,187
     1,300  Kroger Co.*...........................................        78,650
     1,300  Safeway Inc.*.........................................        79,219
     1,600  Starbucks Corp.*......................................        89,800
       600  Whole Foods Market Inc.*..............................        29,025
                                                                    ------------
                                                                         296,881
                                                                    ------------
FOREST PRODUCTS, PAPER--0.90%
     2,200  Fort James Corp.......................................        88,000
     2,100  United Stationers Inc.*...............................        54,600
                                                                    ------------
                                                                         142,600
                                                                    ------------
GAS UTILITY--0.58%
     1,200  Columbia Energy Group Inc.............................        69,300
NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------

UNITED STATES--(CONTINUED)
GAS UTILITY--(CONCLUDED)
       600  K N Energy, Inc.......................................  $     21,825
                                                                    ------------
                                                                          91,125
                                                                    ------------
INDUSTRIAL PARTS--2.39%
       700  American Standard Companies, Inc.*....................        25,200
     1,900  Ingersoll Rand Co.....................................        89,181
     2,300  Mettler Toledo International Inc.*....................        64,544
       700  SPX Corp.*............................................        46,900
     1,400  United Technologies Corp..............................       152,250
                                                                    ------------
                                                                         378,075
                                                                    ------------
INDUSTRIAL SERVICES/SUPPLIES--0.91%
     1,900  Tyco International Ltd.*..............................       143,331
                                                                    ------------
INFORMATION & COMPUTER SERVICES--0.36%
       400  Computer Sciences Corp.*..............................        25,775
       600  Valassis Communications Inc.*.........................        30,975
                                                                    ------------
                                                                          56,750
                                                                    ------------
LEISURE--0.59%
     1,300  Eastman Kodak Co......................................        93,600
                                                                    ------------
LIFE INSURANCE--1.83%
     1,000  American General Corp.................................        78,000
     2,300  Conseco Inc...........................................        70,294
     1,200  Protective Life Corp..................................        47,775
     1,300  Reliastar Financial Corp..............................        59,962
       400  SunAmerica Inc........................................        32,450
                                                                    ------------
                                                                         288,481
                                                                    ------------
LONG DISTANCE & PHONE COMPANIES--4.70%
       450  AT&T Corp.............................................        33,862
     1,900  Bell Atlantic Corp....................................       100,700
     4,200  BellSouth Corp........................................       209,475
       500  Century Telephone Enterprises, Inc....................        33,750
     1,600  GTE Corp..............................................       104,000
     1,400  MCI Worldcom Inc.*....................................       100,450
     3,000  SBC Communications, Inc...............................       160,875
                                                                    ------------
                                                                         743,112
                                                                    ------------
MEDICAL PROVIDERS--0.72%
     1,300  Health Management Associates Inc.*....................        28,113
     1,300  Tenet Healthcare Corp.*...............................        34,125
       600  Wellpoint Health Networks Inc.*.......................        52,200
                                                                    ------------
                                                                         114,438
                                                                    ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------
COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
MINING & METALS--0.28%
       700  Martin Marietta Materials, Inc........................  $     43,531
                                                                    ------------
MOTOR VEHICLES--1.21%
     1,100  Borg Warner Automotive, Inc...........................        61,394
     2,200  Ford Motor Co.........................................       129,112
                                                                    ------------
                                                                         190,506
                                                                    ------------
OIL REFINING--0.29%
     1,300  Coastal Corp..........................................        45,419
                                                                    ------------
OIL SERVICES--0.56%
     1,600  Halliburton Co........................................        47,400
       900  Schlumberger Ltd......................................        41,513
                                                                    ------------
                                                                          88,913
                                                                    ------------
OTHER INSURANCE--2.26%
       300  ACE Ltd...............................................        10,331
     2,600  Allstate Corp.........................................       100,425
       700  Ambac Inc.............................................        42,131
       700  American International Group Inc......................        67,638
       400  CIGNA Corp............................................        30,925
       700  Everest Reinsurance Holdings Inc......................        27,256
       300  Loews Corp............................................        29,475
     1,600  Travelers Property Casualty Corp......................        49,600
                                                                    ------------
                                                                         357,781
                                                                    ------------
REAL PROPERTY--0.35%
       400  Chelsea GCA Realty, Inc...............................        14,250
     1,000  Lafarge Corp..........................................        40,500
                                                                    ------------
                                                                          54,750
                                                                    ------------
RESTAURANTS--0.73%
     1,320  CKE Restaurants, Inc..................................        38,858
     1,900  Outback Steakhouse Inc.*..............................        75,762
                                                                    ------------
                                                                         114,620
                                                                    ------------
NUMBER OF
  SHARES                                                               VALUE
----------                                                          ------------

UNITED STATES--(CONCLUDED)
SECURITIES & ASSET MANAGEMENT--0.32%
       700  Morgan Stanley Dean Witter & Co.......................  $     49,700
                                                                    ------------
SEMICONDUCTOR--0.99%
     2,200  Applied Materials, Inc.*..............................        93,912
       900  Uniphase Corp.*.......................................        62,438
                                                                    ------------
                                                                         156,350
                                                                    ------------
SPECIALTY RETAIL--1.97%
     1,400  Home Depot Inc........................................        85,662
     2,300  Office Depot Inc.*....................................        84,956
     1,000  Staples, Inc.*........................................        43,688
     1,600  Williams Sonoma Inc.*.................................        64,500
     1,000  Zale Corp.*...........................................        32,250
                                                                    ------------
                                                                         311,056
                                                                    ------------
THRIFT--1.17%
     1,300  Allegiance Corp.......................................        60,613
     2,600  Dime Bancorp, Inc.....................................        68,737
     1,600  Greenpoint Financial Corp.............................        56,200
                                                                    ------------
                                                                         185,550
                                                                    ------------
TOBACCO--0.88%
     2,600  Phillip Morris Companies Inc..........................       139,100
                                                                    ------------
Total United States Common Stocks.................................     7,967,601
                                                                    ------------
Total Investments (cost--$17,743,315)--121.84%....................    19,249,660
Liabilities in excess of other assets--(21.84)%...................    (3,450,446)
                                                                    ------------
Net Assets--100.00%...............................................  $ 15,799,214
                                                                    ------------
                                                                    ------------

-----------------

*          Non-income producing security
ADR        American Depository Receipt
(1)        Security, or a portion thereof, was on loan at December
           31, 1998

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 1998

ASSETS
Investments, at value (cost--$17,743,315).............................................................  $19,249,660
Investment of cash collateral received for securities loaned, at value (cost--$210,000)...............      210,000
Foreign cash (cost--$163,652).........................................................................      163,990
Receivable for investments sold.......................................................................       36,043
Dividends receivable..................................................................................       15,088
Receivable for foreign taxes withheld.................................................................       23,144
Other assets..........................................................................................        2,180
                                                                                                        -----------
Total assets..........................................................................................   19,700,105
                                                                                                        -----------

LIABILITIES
Dividends payable.....................................................................................    3,316,652
Collateral for securities loaned......................................................................      210,000
Due to custodian......................................................................................      319,075
Payable to investment adviser and administrator.......................................................       11,913
Payable for investments purchased.....................................................................        1,294
Accrued expenses and other liabilities................................................................       41,957
                                                                                                        -----------
Total liabilities.....................................................................................    3,900,891
                                                                                                        -----------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding--1,149,898 (unlimited amount authorized)...   14,295,699
Undistributed net investment income...................................................................       34,076
Accumulated net realized losses from investment transactions..........................................      (38,627)
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign
  currencies..........................................................................................    1,508,066
                                                                                                        -----------
Net assets............................................................................................  $15,799,214
                                                                                                        -----------
                                                                                                        -----------
Net asset value, offering price and redemption value per share........................................       $13.74
                                                                                                             ------
                                                                                                             ------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                   FOR THE YEAR
                                                                                                                       ENDED
                                                                                                                 DECEMBER 31, 1998
                                                                                                                 -----------------

INVESTMENT INCOME:
Interest.......................................................................................................    $      31,382
Dividends (net of foreign withholding taxes of $36,801)........................................................          330,895
                                                                                                                 -----------------
                                                                                                                         362,277
                                                                                                                 -----------------

EXPENSES:
Investment advisory and administration.........................................................................          151,440
Custody and accounting.........................................................................................           52,589
Legal and audit................................................................................................           33,777
Reports and notices to shareholders............................................................................           20,723
Trustees' fees.................................................................................................            7,500
Transfer agency fees and related service expenses..............................................................            1,500
Other expenses.................................................................................................            1,579
                                                                                                                 -----------------
                                                                                                                         269,108
                                                                                                                 -----------------
Net investment income..........................................................................................           93,169
                                                                                                                 -----------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
    Investments................................................................................................        3,224,123
    Foreign currency transactions..............................................................................          (49,251)
    Futures contracts..........................................................................................          167,814
Net change in unrealized appreciation/depreciation of:
    Investments................................................................................................         (727,646)
    Other assets, liabilities and forward contracts denominated in foreign currencies..........................            3,845
                                                                                                                 -----------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES...................................................        2,618,885
                                                                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................................    $   2,712,054
                                                                                                                 -----------------
                                                                                                                 -----------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             FOR THE YEARS
                                                                                                           ENDED DECEMBER 31,
                                                                                                      ----------------------------
                                                                                                          1998           1997
                                                                                                      -------------  -------------
FROM OPERATIONS:
Net investment income...............................................................................   $    93,169    $    62,332
Net realized gains (losses) from:
  Investments.......................................................................................     3,224,123      2,956,869
  Foreign currency transactions.....................................................................       (49,251)       (75,763)
  Futures contracts.................................................................................       167,814             --
Net change in unrealized appreciation/depreciation of
  Investments.......................................................................................      (727,646)    (1,172,619)
  Other assets, liabilities and forward contracts denominated in foreign currencies.................         3,845         (1,827)
                                                                                                      -------------  -------------
Net increase in net assets resulting from operations................................................     2,712,054      1,768,992
                                                                                                      -------------  -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................................................................            --        (61,882)
Net realized gains from investments.................................................................    (3,316,652)       (89,918)
                                                                                                      -------------  -------------
Total dividends and distributions to shareholders...................................................    (3,316,652)      (151,800)
                                                                                                      -------------  -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares................................................................       771,521      1,143,962
Cost of shares repurchased..........................................................................    (5,734,280)    (7,389,928)
Proceeds from dividends reinvested..................................................................       151,800        142,283
                                                                                                      -------------  -------------
Net decrease in net assets from beneficial interest transactions....................................    (4,810,959)    (6,103,683)
                                                                                                      -------------  -------------
Net decrease in net assets..........................................................................    (5,415,557)    (4,486,491)

NET ASSETS:
Beginning of year...................................................................................    21,214,771     25,701,262
                                                                                                      -------------  -------------
End of year (including undistributed net investment income of $34,076 at December 31, 1998).........   $15,799,214    $21,214,771
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust--Global Growth Portfolio (the "Portfolio") is a diversified portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of each portfolio are offered only to insurance company separate accounts that fund benefits under certain variable annuity contracts.

  The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that Portfolio's operations, and expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment adviser and administrator of the Portfolio, or the Portfolio sub-adviser, Invista Capital Management, Inc. ("Invista") (for foreign investments only) as the primary market for the Portfolio. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price or last quoted bid price available if no sale occurs on Nasdaq prior to the time of valuation (other than short-term debt securities described below). When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. The amortized cost method of valuation, which approximates market value, is used to value short-term debt obligations with sixty days or less remaining to maturity, unless the Fund's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees.

  All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Portfolio's custodians, unless the board of trustees determines that this does not represent fair value. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the securities may be valued at their fair value as determined in good faith by or under the direction of the Fund's board of trustees.

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value,

NOTES TO FINANCIAL STATEMENTS

including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as using reasonable diligence, become aware of such dividends).

  FOREIGN CURRENCY TRANSLATIONS--The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

  Although the net assets and the market values of the Portfolio securities are presented at the foreign exchange rates at the end of the period, the Portfolio does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. However, the Portfolio does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income for income tax reporting purposes. Net realized foreign currency gain
(loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency-denominated assets and liabilities at the year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the portfolio is authorized to invest. The ability of the issuers of debt securities held by the Portfolio to meet its obligations may be affected by economic and political developments particular to a specific industry, country or region.

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's board of trustees has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

  Mitchell Hutchins has entered into a contract with Invista dated November 1, 1998 ("Invista Contract"), pursuant to which Invista serves as investment sub-adviser for the international investments of the Portfolio. Mitchell Hutchins allocates the Portfolio's investments between domestic and international and is responsible for the day-to-day management of the Portfolio's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Fund) is obligated to pay Invista at the annual rate of 0.29% of the proportion of the Portfolio's average daily net assets allocated to international investments. Prior to November 1, 1998, GE Investment Management Incorporated ("GEIM") served as investment sub-adviser for all the Portfolio's assets pursuant to sub-advisory contracts with Mitchell Hutchins or Kidder, Peabody Asset Management Inc ("KPAM"). GEIM received $49,623 in sub-advisory fees from Mitchell Hutchins for the period January 1, 1998 through October 31, 1998.

  For the year ended December 31, 1998, the Portfolio paid $12 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

SECURITIES LENDING

  The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber, the Portfolios' lending agent, received $1,377 in compensation from the Portfolio for the year ended December 31, 1998.

  For the year ended December 31, 1998, the Portfolio earned $3,242 in compensation net of fees, rebates and expenses, from securities lending transactions.

  At December 31, 1998, the Portfolio's custodian held cash having an aggregate value of $210,000 as collateral for portfolio securities loaned having a market value of $196,875. The cash collateral was invested in the following money market fund:

NUMBER OF
  SHARES                                                                  VALUE
----------                                                               --------
 210,000     Janus Money Market Fund...................................  $210,000

BANK LINE OF CREDIT

  The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata,

NOTES TO FINANCIAL STATEMENTS

based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 1998, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at December 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At December 31, 1998, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost).............................................................  $1,810,215
Gross depreciation (investments having an excess of cost over
  value)............................................................    (303,870)
                                                                      ----------
Net unrealized appreciation of investment...........................  $1,506,345
                                                                      ----------
                                                                      ----------

  For the year ended December 31, 1998, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $30,072,082 and $34,035,442 respectively.

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

  To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 1998, the Portfolio's undistributed net investment income was decreased by $42,126 and accumulated net realized gains/losses from investment were increased by $42,126.

SHARES OF BENEFICIAL INTEREST

  There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                           FOR THE YEARS ENDED
                                                              DECEMBER 31,
                                                         -----------------------
                                                           1998          1997
                                                         --------      ---------
Shares sold............................................    48,194         77,628
Shares redeemed........................................  (359,204)      (507,945)
Dividends reinvested...................................    10,312         10,446
                                                         --------      ---------
Net decrease...........................................  (300,698)      (419,871)
                                                         --------      ---------
                                                         --------      ---------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                                          1998        1997        1996        1995         1994
                                                                        --------    --------    --------    ---------    --------
Net asset value, beginning of year....................................  $  14.62    $  13.74    $  12.00    $   12.44    $  14.97
                                                                        --------    --------    --------    ---------    --------
Net investment income (loss)..........................................      0.08        0.04        0.07         0.01       (0.03)
Net realized and unrealized gains (losses) from investments and
 foreign currency.....................................................      1.92        0.94        1.75        (0.45)      (1.76)
                                                                        --------    --------    --------    ---------    --------
Net increase (decrease) from investment operations....................      2.00        0.98        1.82        (0.44)      (1.79)
                                                                        --------    --------    --------    ---------    --------
Dividends from net investment income..................................     --          (0.04)      (0.08)      --           (0.01)
Distributions from net realized gains from investments................     (2.88)      (0.06)      --          --           (0.73)
                                                                        --------    --------    --------    ---------    --------
Total dividends and other distributions...............................     (2.88)      (0.10)      (0.08)        0.00       (0.74)
                                                                        --------    --------    --------    ---------    --------
Net asset value, end of year..........................................  $  13.74    $  14.62    $  13.74    $   12.00    $  12.44
                                                                        --------    --------    --------    ---------    --------
                                                                        --------    --------    --------    ---------    --------
Total investment return(1)............................................    13.50%       7.16%      15.14%        (3.54)%    (11.94)%
                                                                        --------    --------    --------    ---------    --------
                                                                        --------    --------    --------    ---------    --------
Ratios/Supplemental Data:
Net assets, end of year (000's).......................................  $ 15,799    $ 21,215    $ 25,701    $  28,507    $ 40,493
Expenses to average net assets........................................     1.33%       1.07%       1.10%        1.96%       1.48%
Net investment income (loss) to average net assets....................     0.46%       0.26%       0.46%        0.10%       (0.13)%
Portfolio turnover rate...............................................      154%         81%         44%         157%        175%

-----------------

(1)        Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year. The figures do not include additional contract level charges; results would be lower if such charges were included.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL GROWTH PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Global Growth Portfolio

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Global Growth Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust) (the "Fund") as of December 31, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mitchell Hutchins Series Trust--Global Growth Portfolio at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                              /S/ ERNST & YOUNG LLP
New York, New York
February 11, 1999

SHAREHOLDER INFORMATION (UNAUDITED)

  A Special Meeting of Shareholders of Mitchell Hutchins Series Trust--Global Growth Portfolio, was held on October 29, 1998, at which the following proposals were approved by the shareholders by the vote indicated beneath each item:

PROPOSAL 1(a)

  To approve or disapprove an amended investment advisory and administration contract between Mitchell Hutchins Series Trust and Mitchell Hutchins Asset Management Inc. applicable to the Portfolio.

                                                    SHARES FOR
                                                      AS A %
                                           SHARES    OF TOTAL
                                            VOTED     SHARES     SHARES   SHARES
                                             FOR      VOTED      AGAINST  ABSTAIN
                                           -------  ----------   -------  -------
PaineWebber Life.........................  787,808     91.59%     37,191   35,132
American Republic Insurance Co...........  305,571     94.15%     11,587    7,400
Keyport Benefit National Life............   14,064    100.00%       0        0

PROPOSAL 1(b)

  To approve or disapprove a new sub-advisory contract between Mitchell Hutchins and Invista Capital Management, Inc.

                                                    SHARES FOR
                                                      AS A %
                                           SHARES    OF TOTAL
                                            VOTED     SHARES     SHARES   SHARES
                                             FOR      VOTED      AGAINST  ABSTAIN
                                           -------  ----------   -------  -------
PaineWebber Life.........................  794,418     92.36%     41,286   24,428
American Republic Insurance Co...........   30,228     93.12%     13,599    8,731
Keyport Benefit National Life............   14,064    100.00%       0        0

PROPOSAL 2

  To approve or disapprove a policy to permit the board of trustees to appoint and terminate sub-advisers, to enter into sub-advisory contracts and to approve amendments to sub-advisory contracts, on behalf of the Portfolio without further shareholder approval.

                                                    SHARES FOR
                                                      AS A %
                                           SHARES    OF TOTAL
                                            VOTED     SHARES     SHARES   SHARES
                                             FOR      VOTED      AGAINST  ABSTAIN
                                           -------  ----------   -------  -------
PaineWebber Life.........................  795,794     92.52%     41,716   22,621
American Republic Insurance Co...........  286,195     88.18%     18,792   19,571
Keyport Benefit National Life............   14,064    100.00%       0        0

ANNUAL REPORT


MITCHELL

HUTCHINS SERIES TRUST


GLOBAL GROWTH PORTFOLIO




DECEMBER 31, 1998




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